GOODWILL - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill	$ 0	$ 0	$ 37,798,000
Impairment Expense for Goodwill	$ 0	37,912,000
Retail Reportable Segment
Goodwill [Line Items]
Impairment Expense for Goodwill		23,800,000
CPG
Goodwill [Line Items]
Impairment Expense for Goodwill		$ 14,100,000